INCOME TAXES	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9 – INCOME TAXES

Deferred taxes are determined by applying the provisions of enacted tax laws and rates for the jurisdictions in which the Company operates to the estimated future tax effects of the differences between the tax basis of assets and liabilities and their reported amounts in the Company's financial statements. A valuation allowance is established to reduce deferred tax assets if it is more likely than not that the related tax benefits will not be realized.

Due to losses since inception and for all periods presented, no income tax benefit or expense has been recognized as a full valuation allowance has been established for any tax benefit that would have been recognized for the loss in any period presented.

Significant components of the Company's deferred tax assets and liabilities are as follows:

	September 30, 2021	December 31, 2020
Deferred tax assets
Net operating losses	$2,634,433	$242,000
Depreciation and amortization	28,481	–
Research & development credit	54,571	–
Lease liability	481,554	–
Stock-based compensation	2,858,033	–
Accrued expenses	32,417	–
Other	336	–
Total	6,089,825	242,000
Valuation allowance	(5,607,482)	(242,000)
Net deferred tax asset	(482,343)	–
Deferred tax liabilities
Right of use assets	(482,343)	–
Net Deferred tax liabilities	$–	$–

Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry forwards and other temporary differences will not be realized in the foreseeable future. The Company believes that carryforward limitations will be applied to the historical net operating losses due to the recent change of control transition. The Company's cumulative net operating loss carry forward of approximately $12,545,000 as of September 30, 2021, may be limited in future years depending on future taxable income in any given fiscal year.

The Company has recorded no liability for income taxes associated with unrecognized tax benefits at the date of adoption and has not recorded any liability associated with unrecognized tax benefits. Accordingly, the Company has not recorded any interest or penalty in regard to any unrecognized benefit.